Additional Financial Information (Schedule of Cash, Cash Equivalents, and Restricted Cash) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021
Cash and Cash Equivalents [Line Items]
Total cash, cash equivalents and restricted cash	$ 122,981	$ 62,573	$ 215,312	$ 318,069
Continuing Operations
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	122,731	58,102
Restricted cash	250	4,471
Total cash, cash equivalents and restricted cash	$ 122,981	$ 62,573